Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Leases [Line Items]
Leases
15. Leases
Cash paid for operating lease was $1.4 million and $1.0 million for the nine months ended September 30, 2025 and 2024, respectively. Operating lease expense was $1.1 million for both the nine months ended September 30, 2025 and 2024, respectively.
Weighted average remaining lease terms and discount rates were as follows:

	As of September 30,
	2025	2024
Weighted-average remaining lease term (in years):	5.79	5.94
Weighted-average discount rate:	8.37%	8.40%
The amount of undiscounted future minimum lease payments as of September 30, 2025 is as follows (in thousands):

Lease Payments
2025 (Remainder)	$446
2026	1,430
2027	952
2028	930
2029	941
Thereafter	2,183

Total lease payments	6,882
Less: Present value adjustment	(1,385)

Present value of lease liabilities	$5,497

16. Leases
Cash paid for operating lease was $1.4 million and $0.8 million for the years ended December 31, 2024 and D ecemb
er 31, 2023, respectively. Operating lease expense was $1.7 million and $1.0 million for the years ended December 31, 2024 and 2023, respectively.
Weighted average remaining lease terms and discount rates were as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term (in years)	5.85	6.88
Weighted-average discount rate	8.47%	8.57%

The amount of undiscounted future minimum lease payments as of December 31, 2024 is as follows (in thousands):

Lease Payments
2025	$1,265
2026	1,185
2027	803
2028	813
2029	824
Thereafter	1,725

Total lease payments	6,615
Less: Present value adjustment	(517)

Present value of lease liabilities	$6,098